Segment Reporting (Details) - Schedule of Presents the Segment Information - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Presents the Segment Information [Line Items]
Revenue		$ 195,681,315	$ 169,724,346	$ 234,752,580	[1]
Merchandise costs		172,306,308	140,293,419	191,040,547	[1]
Interest expenses, net		(1,611,141)	(2,422,079)	(2,785,766)
Provision for income tax		456,774	714,400	2,234,676	[1]
Net income (loss)	[2]	7,478,936	(8,048,822)	3,924,148
Depreciation and amortization		1,232,611	1,226,496	1,217,455	[3]
Capital expenditures		929,308	934,960	3,037,813
Directly- Operated Physical Stores [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue		14,951,952	11,606,180	12,965,904
Merchandise costs		11,916,702	8,882,991	11,261,970
Interest expenses, net		(123,107)	(165,628)	(153,864)
Provision for income tax		34,902	48,853	123,426
Net income (loss)		571,463	(550,399)	216,739
Depreciation and amortization		94,184	83,870	67,243
Capital expenditures		917,396	459,856	928,319
Online Stores and Services [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue		10,705,449	20,700,011	122,150,105
Merchandise costs		7,920,348	16,221,524	98,589,103
Interest expenses, net		(88,143)	(295,403)	(1,449,533)
Provision for income tax		24,989	87,130	1,162,781
Net income (loss)		409,162	(981,655)	2,041,874
Depreciation and amortization		67,434	149,587	633,485
Capital expenditures		9,766	366,440	1,174,609
Franchise Stores and Wholesale Customers [Member]
Schedule of Presents the Segment Information [Line Items]
Revenue		170,023,914	137,418,155	99,636,571
Merchandise costs		152,469,258	115,188,904	81,189,474
Interest expenses, net		(1,399,891)	(1,961,048)	(1,182,369)
Provision for income tax		396,883	578,417	948,469
Net income (loss)		6,498,311	(6,516,768)	1,665,535
Depreciation and amortization		1,070,993	993,039	516,727
Capital expenditures		$ 2,146	$ 108,664	$ 934,885

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[3]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.